Cover	Mar. 27, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 17, 2025, Biodexa Pharmaceuticals PLC, or the Company, filed a registration statement with the Securities and Exchange Commission, or the SEC, on Form F-1 (File No. 333-284350), or the Registration Statement. The Registration Statement was initially declared effective by the SEC on January 27, 2025, and originally covered a resale by the selling shareholder named in the Registration Statement of up to an aggregate of up to an aggregate of 358,750,000,000 of our ordinary shares, nominal value £0.000001 per share, or Ordinary Shares, represented by 3,587,500 American Depositary Shares, or Depositary Shares, consisting of (a) 3,500,000 Depositary Shares, or the Purchase Shares, underlying 350,000,000 Ordinary Shares by that we may elect, in our sole discretion, to issue and sell to the selling shareholder identified in the prospectus, from time to time from and after the Commencement Date (as defined herein) under the Purchase Agreement (as defined herein), and subject to applicable stock exchange rules (assuming the shares to be issued and sold at a price of $1.00 per share) and (b) up to 87,500 Depositary Shares, or the Commitment Shares, underlying 8,750,000,000 Ordinary Shares that may be issued to the selling shareholder identified in this prospectus to release the Company of its liability to pay the Commitment Fee (as defined herein) as consideration for it entering into the Purchase Agreement (assuming the shares to be issued at a price of $1.00 per share). On April 29, 2025, the Company filed Post-Effective Amendment No. 1 to Form F-1, or Post-Effective Amendment No. 1, which was subsequently declared effective by the SEC on May 9 2025. Post-Effective Amendment No. 1 was filed by the Company to, among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2024, and (ii) regarding the selling shareholder named in the prospectus. This Post-Effective Amendment No. 2 to Form F-1, or Post-Effective Amendment No. 2, is being filed to among other things, update the Registration Statement to include information (i) contained in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, and (ii) regarding the Selling Shareholders named in the prospectus. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. Accordingly, this Post-Effective Amendment No. 2 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Mar. 27, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi